Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ 2,660,801	$ 1,036,716
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net realized gains on investments	(1,556,122)	(818,705)
Deferred federal income tax benefit	(288,967)	(525,078)
Amortization of deferred acquisition costs	5,907,926	7,103,147
Acquisition costs deferred	(4,923,682)	(6,030,513)
Net adjustment for premium and discount on investments	(1,032,323)	(185,671)
Depreciation and other amortization	446,431	599,638
Change in value of convertible options	9,850	(102,342)
Changes in operating assets and liabilities:
Accrued investment income	715,932	41,128
Due premiums	177,444	270,918
Cash value of company-owned life insurance	(663,787)	(749,940)
Amounts recoverable from reinsurers	(42,111,481)	(421,699)
Benefit reserves	2,441,015	7,126,305
Policy claims	53,132	(237,018)
Liability for deposit-type contracts	(49,729)	(31,957)
Reserves for dividends and endowments and other	(3,792)	(3,246)
Deferred revenue on reinsurance ceded	1,801,272
Other assets and other liabilities	(7,760)	(498,817)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(36,423,840)	6,572,866
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(30,622,950)	(33,893,271)
Sales of available-for-sale securities	55,905,616	8,115,128
Maturities of available-for-sale securities	25,394,796	29,085,575
Acquisitions of mortgage loans on real estate	(20,695,767)	(12,240,031)
Payments of mortgage loans on real estate	12,470,604	8,619,349
Purchases of state-guaranteed receivables	(4,193,203)
Payments of state-guaranteed receivables	962,790	769,540
Purchases of convertible options	(124,882)	(1,016,251)
Sales and exchanges of convertible options	136,426	168,415
Net change in receivable for securities	(17,250)
Net reductions in other investments	794,255	853,979
Net additions to property and equipment	(117,382)	(259,089)
NET CASH PROVIDED BY INVESTING ACTIVITIES	39,893,053	203,344
FINANCING ACTIVITIES
Policyholder account deposits	3,926,994	4,486,920
Policyholder account withdrawals	(6,792,767)	(8,064,164)
Payments on notes payable	(2,808,654)	(3,877,673)
Proceeds from notes payable	2,347,057	2,802,545
Dividends paid	(234,706)	(236,035)
Repurchases of common stock, net	(228,883)	(139,007)
NET CASH USED IN FINANCING ACTIVITIES	(3,790,959)	(5,027,414)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(321,746)	1,748,796
Cash and cash equivalents at beginning of year	3,619,663	1,870,867
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,297,917	3,619,663
SUPPLEMENTAL INFORMATION
Cash paid during year for federal income taxes	$ 567,698	$ 213,671